Investment Strategy - Global X Funds - Global X AI Semiconductor & Quantum ETF	Sep. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index), which may include common stocks, American Depositary Receipts ("ADRs") and Global Depository Receipts (“GDRs”). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), the Fund's investment adviser (the “Adviser”) and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider and the Fund.

The Underlying Index, as presently constituted, is designed to track the performance of companies that are involved in the artificial intelligence (“AI”) semiconductor and quantum computing ecosystems. “AI Semiconductor” companies refers to companies involved in AI Semiconductors, Compute System Enablers and Data Center Infrastructure, as described below. “Quantum” companies are companies involved in Quantum Computing Technologies, as described below. In constructing the Underlying Index, the Index Administrator analyzes industries and business segments within FactSet’s classification system that the Index Administrator considers to be related to the AI Semiconductors and Quantum themes to create an initial universe of eligible securities. FactSet is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. Companies that are identified as deriving a significant proportion of their revenue from the following sub-themes will be evaluated for inclusion in the initial universe:

•AI Semiconductors: Companies primarily engaged in the design and manufacture of graphics processing units (GPUs), central processing units (CPUs), application-specific integrated circuits (ASICs), networking chips, memory solutions, and other semiconductor chips that enable AI model training and inference.
•Compute Systems Enablers: Companies primarily engaged in the architecture, engineering, and production of AI-focused hardware systems and software systems, including servers, networking, and integration, and next-generation data center computing and storage.
•Data Center Infrastructure and Equipment: Companies primarily engaged in delivering HVAC, cooling systems, and specialized infrastructure critical to ensuring energy efficiency and optimal performance in AI data centers. This also includes firms involved in power management components tailored for AI and machine learning applications.
•Quantum Computing Technologies: Companies primarily engaged in the development of quantum computing systems that use quantum mechanics to solve problems beyond the reach of classical computing systems.

To be a part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Administrator. As of September 3, 2025, companies must have a minimum market capitalization of $1 billion and an average daily turnover for the last 6 months greater than or equal to $2 million for inclusion in the initial universe. Newly listed securities may be considered for inclusion subject to certain criteria related to trading history, number of days traded and market capitalization, determined by the Index Administrator. Additionally, companies must be listed in developed or emerging market countries to be eligible for inclusion in the initial universe. As of September 3, 2025, companies listed in the following countries are not eligible for inclusion: Bangladesh, China, India, Kuwait, Pakistan, Russia, Egypt, and Saudi Arabia. As of September 3, 2025, companies must have a minimum of 10% of their outstanding shares available for public investment.

After identifying business segments eligible for inclusion in the initial universe, the Index Administrator further screens securities within the segments to identify companies that derive a majority of their revenues from one or more of the stated business activities of the sub-themes. To be considered for inclusion in the Underlying Index, and therefore be considered an "AI Semiconductor " or a "Quantum” company, companies must generate at least 50% of their revenues from one or more of the stated business activities of the above sub-themes, in aggregate, as determined by the Index Administrator.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted on a semi-annual basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each rebalance, the maximum weight of an individual security is capped at 10%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of August 27, 2025, the Underlying Index had 35 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.
The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 11, 2025, the Underlying Index was concentrated in the Semiconductors & Semiconductor Equipment industry and had significant exposure to the Information Technology sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index), which may include common stocks, American Depositary Receipts ("ADRs") and Global Depository Receipts (“GDRs”). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 11, 2025, the Underlying Index was concentrated in the Semiconductors & Semiconductor Equipment industry and had significant exposure to the Information Technology sector.